SECURITIES AND EXCHANGE COMMISSION

Washington, D. C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☐

Pre-Effective Amendment No. ☐

Post-Effective Amendment No. 311 ☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT ☐

OF 1940

Amendment No. 312 ☒

(Check appropriate box or boxes.)

Mutual Fund Series Trust - File Nos. 333-132541 and 811-21872

(Exact Name of Registrant as Specified in Charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (402) 895-1600

CT CORPORATION SYSTEM

1300 EAST NINTH STREET

CLEVELAND, OH 44114

(Name and Address of Agent for Service)

With copy to:

JoAnn M. Strasser, Thompson Hine LLP

41 South High Street, Suite 1700, Columbus, Ohio 43215

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective:

☒immediately upon filing pursuant to paragraph (b)

☐ on (date) pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)

☐on (date) pursuant to paragraph (a)(1)

☐75 days after filing pursuant to paragraph (a)(2)

☐ on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act and Investment Company Act, the Fund certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Columbus, State of Ohio, on the 22nd day of March, 2017.

Mutual Fund Series Trust

By: /s/ JoAnn Strasser

JoAnn Strasser

Attorney-in-Fact

Mutual Fund Series Trust

Pursuant to the requirements of the Securities Act, this registration statement has been signed below by the following persons in the capacities indicated.

Mutual Fund Series Trust

Dr. Bert Pariser*, Trustee                                                                               March 22, 2017

Tobias Caldwell*, Trustee                                                                             March 22, 2017

Jerry Szilagyi*, Trustee/President/Principal Executive Officer                 March 22, 2017

Erik Naviloff*, Treasurer/Principal Financial Officer                                   March 22, 2017

Tiberiu Weisz*, Trustee                                                                                 March 22, 2017

*By: /s/ JoAnn Strasser

JoAnn Strasser

Attorney-in-Fact

Exhibit Index

ITEM

Index No.       Description of Exhibit

EX-101.INS   XBRL Instance Document

EX-101.SCH  XBRL Taxonomy Extension Schema Document

EX-101.CAL  XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF  XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB   XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE   XBRL Taxonomy Extension Presentation Linkbase